Financial Instrument - Risk Management and Fair Value - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Long-term investments	$ 119,617	$ 134,347
Loans and borrowings	1,163,900	1,060,765
Financial Assets at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments	120,938	155,051
Financial Liabilities at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	$ 1,327,282	$ 1,068,961